Liabilities, Convertible Preferred Stock and Stockholders' (Deficit) Equity - Pre-funded Warrants for Common Stock Issued and Outstanding (Details) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	May 31, 2022
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise Price (in dollars per share)		$ 0.0025	$ 0.0025
Pre-funded Warrants
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Warrants Outstanding (in shares)	250,000	1,155,663
Pre-funded Warrants | February 8, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise Price (in dollars per share)	$ 0.0025
Number of Warrants Outstanding (in shares)	0
Pre-funded Warrants | April 30, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise Price (in dollars per share)	$ 0.0025
Number of Warrants Outstanding (in shares)	0
Pre-funded Warrants | May 20, 2022
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise Price (in dollars per share)	$ 0.0025
Number of Warrants Outstanding (in shares)	250,000